Fair value measurements - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - Derivative Financial Instruments, Liabilities [Member] - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Spot price	$ 5.9
Risk-free rate	3.83%
Risk-free rate , Minimum		1.25%
Risk-free rate , Maximum		2.50%
Expected volatility	61.13%
Expected volatility , Minimum		57.95%
Expected volatility , Maximum		48.15%
Expected expiry years (in years)	2 years 7 months 6 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Spot price		$ 0.44
Expected expiry years (in years)		6 months
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Spot price		$ 6.93
Expected expiry years (in years)		3 years 6 months 21 days